GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS

April 30, 2021

(unaudited)

COMMON STOCKS — 64.9%
	SHARES	VALUE
Software & Services — 10.0%
Adobe, Inc. (a)	8,785	$4,465,767
Autodesk, Inc. (a)	11,965	3,492,703
Blackbaud, Inc. (a)	20,007	1,422,898
Mastercard, Inc., Class A	20,267	7,743,210
Microsoft Corporation	53,091	13,388,488
PayPal Holdings, Inc. (a)	21,075	5,527,762
salesforce.com, Inc. (a)	12,572	2,895,583
		38,936,411
Capital Goods — 6.7%
A.O. Smith Corporation	36,108	2,446,317
Deere & Company	8,712	3,230,845
Eaton Corporation PLC	30,012	4,289,615
Illinois Tool Works, Inc.	11,220	2,585,761
Rockwell Automation, Inc.	8,926	2,358,785
Trane Technologies PLC	33,689	5,856,159
Westinghouse Air Brake Technologies Corporation	33,630	2,760,014
Xylem, Inc.	21,084	2,332,945
		25,860,441
Banks — 5.2%
East West Bancorp, Inc.	43,189	3,288,842
First Republic Bank	26,159	4,793,375
KeyCorp	161,925	3,523,488
PNC Financial Services Group, Inc. (The)	24,069	4,499,700
SVB Financial Group (a)	7,117	4,069,714
		20,175,119
Technology Hardware & Equipment — 4.5%
Apple, Inc.	108,052	14,204,516
Palo Alto Networks, Inc. (a)	9,192	3,248,361
		17,452,877
Healthcare Equipment & Services — 4.5%
Anthem, Inc.	9,997	3,792,762
Baxter International, Inc.	28,987	2,483,896
CVS Health Corp.	31,621	2,415,844

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Medtronic PLC	22,868	$2,993,879
Quest Diagnostics, Inc.	17,247	2,274,534
Stryker Corporation	12,760	3,351,159
		17,312,074
Retailing — 4.3%
Home Depot, Inc. (The)	13,443	4,351,096
Target Corporation	19,709	4,084,887
TJX Companies, Inc. (The)	60,602	4,302,742
Tractor Supply Company	21,604	4,074,515
		16,813,240
Media & Entertainment — 4.2%
Alphabet, Inc., Class A (a)	5,772	13,584,402
New York Times Company (The), Class A	59,028	2,680,461
		16,264,863
Pharmaceuticals & Biotechnology — 4.0%
AstraZeneca PLC ADR (b)	69,516	3,689,214
Illumina, Inc. (a)	6,510	2,557,388
IQVIA Holdings, Inc. (a)	15,895	3,730,398
Merck & Company, Inc.	27,300	2,033,850
Roche Holding AG ADR (b)	33,882	1,379,336
Thermo Fisher Scientific, Inc.	4,789	2,251,932
		15,642,118
Semiconductors — 3.4%
Analog Devices, Inc.	19,593	3,000,864
ASML Holding NV (b)	6,355	4,118,675
Cree, Inc. (a)	9,797	974,018
NVIDIA Corporation	5,794	3,478,602
Xilinx, Inc.	13,861	1,773,653
		13,345,812
Consumer Durables & Apparel — 2.2%
NIKE, Inc., Class B	34,009	4,510,274

1

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
VF Corporation	44,341	$3,886,932
		8,397,206
Real Estate — 2.0%
American Tower Corporation	10,311	2,626,933
AvalonBay Communities, Inc.	10,785	2,070,720
Jones Lang LaSalle, Inc. (a)	6,578	1,236,072
Prologis, Inc.	14,215	1,656,474
		7,590,199
Materials — 1.9%
Ball Corporation	28,637	2,681,568
Ingevity Corporation (a)	43,897	3,427,478
International Flavors & Fragrances, Inc.	9,475	1,347,061
		7,456,107
Renewable Energy & Energy Efficiency — 1.8%
First Solar, Inc. (a)	34,146	2,613,193
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	56,516	2,961,438
Ormat Technologies, Inc.	19,664	1,423,674
		6,998,305
Insurance — 1.8%
Aflac, Inc.	56,782	3,050,897
Travelers Companies, Inc. (The)	25,349	3,920,476
		6,971,373
Food & Staples Retailing — 1.7%
Costco Wholesale Corporation	10,528	3,917,363
Sysco Corporation	30,845	2,613,497
		6,530,860
Household & Personal Products — 1.4%
Procter & Gamble Company (The)	17,374	2,318,039

	SHARES	VALUE
Household & Personal Products — (continued)
Unilever PLC ADR (b)	56,418	$3,312,865
		5,630,904
Transportation — 1.1%
J.B. Hunt Transport Services, Inc.	9,336	1,593,749
United Parcel Service, Inc., Class B	14,085	2,871,368
		4,465,117
Utilities — 0.9%
American Water Works Company, Inc.	21,296	3,321,963
Consumer Services — 0.7%
Starbucks Corporation	24,811	2,840,611
Food & Beverage — 0.7%
McCormick & Company, Inc.	29,982	2,709,174
Diversified Financials — 0.7%
Charles Schwab Corporation (The)	38,304	2,696,602
Automobiles & Components — 0.7%
Aptiv PLC (a)	18,441	2,653,476
Telecommunication Services — 0.5%
Verizon Communications, Inc.	36,932	2,134,300
Total Common Stocks
(Cost $127,452,561)		252,199,152

	PRINCIPAL AMOUNT	VALUE
BONDS & NOTES — 32.5%
Green and Sustainability Bonds — 19.0%
Apple, Inc. 2.85%, due 2/23/23 (c)	$3,000,000	3,129,711

2

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Apple, Inc. 3.00%, due 6/20/27 (c)	$2,000,000	$2,195,618
Asian Development Bank 2.125%, due 3/19/25 (b)	1,000,000	1,057,064
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	4,464,144
BlueHub Loan Fund, Inc. 2.89%, due 1/1/27	2,000,000	1,954,152
Boston Properties LP 4.50%, due 12/1/28 (c)	4,500,000	5,177,038
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	4,453,537
Century Housing Corporation 0.60%, due 2/15/24	2,500,000	2,483,858
City & County of San Francisco CA Community Facilities District No. 2014-1 2.75%, due 9/1/23	650,000	675,185
City of San Francisco CA Public Utilities Commission Water Revenue 2.806%, due 11/1/23	2,000,000	2,119,376
European Investment Bank 2.50%, due 10/15/24 (b)	2,000,000	2,137,140
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	530,230
International Bank for Reconstruction & Development 2.125%, due 3/3/25 (b)	2,000,000	2,113,562
International Finance Corporation 2.125%, due 4/7/26 (b)	500,000	530,223
Korea Development Bank (The) 0.919% (3-Month USD Libor+72.5 basis points), due 7/6/22 (b)(d)	1,250,000	1,257,446
Kreditanstalt fuer Wiederaufbau 2.00%, due 11/30/21 (b)	1,000,000	1,010,810
National Australia Bank Ltd. 3.625%, due 6/20/23 (b)	2,000,000	2,136,240

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(e)	$1,000,000	$1,067,873
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,679,458
Nordic Investment Bank 2.25%, due 9/30/21 (b)	1,500,000	1,513,088
PNC Financial Services Group, Inc. (The) 2.20%, due 11/1/24 (c)	4,500,000	4,748,854
Prologis LP 1.25%, due 10/15/30 (c)	3,000,000	2,764,359
Regency Centers LP 3.75%, due 6/15/24 (c)	2,000,000	2,146,226
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	2,129,218
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,754,920
United States International Development Finance Corporation 3.28%, due 9/15/29	675,941	753,971
United States International Development Finance Corporation 3.33%, due 5/15/33	223,521	246,232
United States International Development Finance Corporation 3.43%, due 6/1/33	213,699	238,652
United States International Development Finance Corporation 3.05%, due 6/15/35	1,387,050	1,506,662
United States International Development Finance Corporation 2.58%, due 7/15/38	3,000,000	3,165,543
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,500,000	3,943,545

3

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Visa, Inc. 0.75%, due 8/15/27 (c)	$2,000,000	$1,938,404
Xylem, Inc. 2.25%, due 1/30/31 (c)	3,000,000	2,936,853
		73,959,192
U.S. Government Agencies — 5.0%
Federal Farm Credit Banks Funding Corporation 1.625%, due 9/17/21	3,000,000	3,017,253
Federal Farm Credit Banks Funding Corporation 2.26%, due 11/13/24	500,000	531,545
Federal Farm Credit Banks Funding Corporation 1.82%, due 12/18/25	3,000,000	3,141,177
Federal Farm Credit Banks Funding Corporation 2.80%, due 11/12/27	3,000,000	3,314,706
Federal Home Loan Banks 0.25%, due 6/3/22	3,500,000	3,505,936
Federal Home Loan Banks 1.875%, due 12/9/22	3,000,000	3,082,974
Federal Home Loan Mortgage Corporation 0.45%, due 11/28/23 (c)	3,000,000	3,000,252
		19,593,843
Community Development Financial Institutions — 3.1%
Capital Impact Partners 2.60%, due 12/15/22	2,000,000	2,018,434
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,462,546
Enterprise Community Loan Fund, Inc. 4.152%, due 11/1/28 (c)	3,000,000	3,095,481
Local Initiatives Support Corporation 1.00%, due 11/15/25	2,000,000	1,954,680

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — (continued)
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	$2,000,000	$2,167,796
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,433,701
		12,132,638
Software & Services — 1.9%
Adobe, Inc. 3.25%, due 2/1/25 (c)	3,500,000	3,794,430
salesforce.com, Inc. 3.70%, due 4/11/28 (c)	3,000,000	3,370,716
		7,165,146
Media & Entertainment — 1.2%
Alphabet, Inc. 1.998%, due 8/15/26 (c)	3,500,000	3,672,407
Oracle Corporation 2.50%, due 5/15/22 (c)	1,000,000	1,019,137
		4,691,544
Capital Goods — 1.0%
Trane Technologies Luxembourg Finance SA 3.80%, due 3/21/29 (b)(c)	3,500,000	3,896,757
Diversified Financials — 0.8%
Bank of New York Mellon Corporation (The) 3.55%, due 9/23/21 (c)	1,000,000	1,010,338

4

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	concluded

	PRINCIPAL AMOUNT	VALUE
Diversified Financials — (continued)
State Street Corporation 3.10%, due 5/15/23	$2,000,000	$2,113,272
		3,123,610
Insurance — 0.3%
Travelers Property Casualty Corporation 7.75%, due 4/15/26	1,000,000	1,300,569
Healthy Living — 0.2%
Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)(e)	500,000	585,876
Total Bonds & Notes
(Cost $123,061,299)		126,449,175

SHORT-TERM INVESTMENTS — 3.1%
UMB Money Market Fiduciary Account, 0.01% (f) (Cost $11,939,442)		11,939,442
Total Short-term Investments
(Cost $11,939,442)		11,939,442
TOTAL INVESTMENTS — 100.5%
(Cost $262,453,302)		390,587,769
Other Assets Less Liabilities—(0.5)%		(1,874,926)
NET ASSETS — 100.0%		$388,712,843

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)	Floating rate bond. Rate shown is currently in effect at April 30, 2021.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,653,749.
(f)	The rate quoted is the annualized seven-day yield of the fund at the period end.

5

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS

April 30, 2021

(unaudited)

COMMON STOCKS — 99.5%
	SHARES	VALUE
Software & Services — 23.8%
Accenture PLC, Class A (a)	16,468	$4,775,226
Adobe, Inc. (b)	12,472	6,340,016
ANSYS, Inc. (b)	2,237	817,981
Autodesk, Inc. (b)	5,711	1,667,098
Automatic Data Processing, Inc.	11,161	2,086,995
Cadence Design Systems, Inc. (b)	7,261	956,782
Citrix Systems, Inc.	3,023	374,399
Cognizant Technology Solutions Corporation, Class A	13,936	1,120,454
Fortinet, Inc. (b)	3,594	734,003
International Business Machines Corporation	23,185	3,289,488
Intuit, Inc.	6,836	2,817,526
Mastercard, Inc., Class A	23,149	8,844,307
Microsoft Corporation	186,864	47,123,364
NortonLifeLock, Inc.	14,741	318,553
Okta, Inc., Class A (b)	3,140	846,858
Oracle Corporation	50,909	3,858,393
Paycom Software, Inc. (b)	1,290	495,889
PayPal Holdings, Inc. (b)	28,959	7,595,656
salesforce.com, Inc. (b)	23,679	5,453,747
ServiceNow, Inc. (b)	5,079	2,571,853
Slack Technologies, Inc., Class A (b)	11,863	502,991
Splunk, Inc. (b)	4,160	525,907
Teradata Corporation (b)	2,797	138,368
Visa, Inc., Class A	44,033	10,284,348
VMware, Inc., Class A (b)	2,221	357,203
Western Union Company (The)	10,846	279,393
Workday, Inc., Class A (b)	4,690	1,158,430
		115,335,228
Media & Entertainment — 10.0%
Alphabet, Inc., Class A (b)	7,822	18,409,077
Alphabet, Inc., Class C (b)	7,725	18,618,177
Discovery, Inc., Class A (b)	4,101	154,444
Discovery, Inc., Class C (b)	7,959	257,155
Electronic Arts, Inc.	7,555	1,073,415
John Wiley & Sons, Inc., Class A	1,100	62,634
Liberty Global PLC, Class A (a)(b)	4,226	113,679

	SHARES	VALUE
Media & Entertainment — (continued)
Liberty Global PLC, Series C (a)(b)	9,642	$260,913
New York Times Company (The), Class A	3,598	163,385
Omnicom Group, Inc.	5,654	465,098
Scholastic Corporation	689	20,897
Walt Disney Company (The) (b)	47,129	8,766,937
		48,365,811
Semiconductors — 6.6%
Advanced Micro Devices, Inc. (b)	31,297	2,554,461
Analog Devices, Inc.	9,618	1,473,093
Applied Materials, Inc.	23,750	3,151,863
Intel Corporation	106,614	6,133,504
Lam Research Corporation	3,745	2,323,585
Microchip Technology, Inc.	6,787	1,020,018
NVIDIA Corporation	16,101	9,666,718
ON Semiconductor Corporation (b)	10,591	413,049
Skyworks Solutions, Inc.	4,326	784,434
Texas Instruments, Inc.	23,859	4,306,788
		31,827,513
Pharmaceuticals & Biotechnology — 6.2%
AbbVie, Inc.	45,942	5,122,533
Agilent Technologies, Inc.	8,020	1,071,793
Amgen, Inc.	15,134	3,626,712
Biogen, Inc. (b)	4,009	1,071,726
BioMarin Pharmaceutical, Inc. (b)	4,714	367,315
Bio-Techne Corporation	995	425,353
Bristol-Myers Squibb Company	58,805	3,670,608
Gilead Sciences, Inc.	32,618	2,070,264
Illumina, Inc. (b)	3,800	1,492,792
IQVIA Holdings, Inc. (b)	4,996	1,172,511
Jazz Pharmaceuticals PLC (a)(b)	1,478	242,983
Merck & Company, Inc.	65,788	4,901,206
Mettler-Toledo International, Inc. (b)	620	814,258
Vertex Pharmaceuticals, Inc. (b)	6,773	1,477,869
Waters Corporation (b)	1,607	481,891

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Pharmaceuticals & Biotechnology — (continued)
Zoetis, Inc.	12,372	$2,140,727
		30,150,541
Capital Goods — 5.9%
3M Company	15,003	2,957,691
A.O. Smith Corporation	3,565	241,529
AGCO Corporation	1,689	246,459
Air Lease Corporation, Class A	2,748	128,359
Allegion PLC (a)	2,404	323,050
Applied Industrial Technologies, Inc.	995	95,182
Builders FirstSource, Inc. (b)	5,131	249,726
Caterpillar, Inc.	14,136	3,224,563
Cummins, Inc.	3,864	973,883
Deere & Company	7,746	2,872,604
Dover Corporation	3,783	564,386
Eaton Corporation PLC	10,404	1,487,044
EMCOR Group, Inc.	1,400	167,720
Fastenal Company	14,960	782,109
Flowserve Corporation	3,349	132,754
Fortive Corporation	7,836	554,945
Fortune Brands Home & Security, Inc.	3,639	382,022
Graco, Inc.	4,413	338,918
Granite Construction, Inc.	1,156	44,044
H&E Equipment Services, Inc.	905	35,204
IDEX Corporation	1,972	442,122
Illinois Tool Works, Inc.	8,241	1,899,221
Lennox International, Inc.	903	302,812
Lincoln Electric Holdings, Inc.	1,436	183,880
Masco Corporation	6,734	430,168
Meritor, Inc. (b)	1,697	45,870
Middleby Corporation (The) (b)	1,459	264,546
Owens Corning	2,855	276,393
PACCAR, Inc.	9,038	812,335
Parker-Hannifin Corporation	3,363	1,055,343
Quanta Services, Inc.	3,646	352,349
Rockwell Automation, Inc.	3,041	803,615
Roper Technologies, Inc.	2,732	1,219,674
Sensata Technologies Holding NV (b)	4,175	241,064
Snap-on, Inc.	1,353	321,473

	SHARES	VALUE
Capital Goods — (continued)
Spirit AeroSystems Holdings, Inc., Class A	2,711	$123,866
Stanley Black & Decker, Inc.	4,186	865,539
Tennant Company	432	34,089
Timken Company (The)	1,723	144,508
Trane Technologies PLC (a)	6,259	1,088,002
United Rentals, Inc. (b)	1,890	604,705
W.W. Grainger, Inc.	1,186	514,178
Westinghouse Air Brake Technologies Corporation	4,652	381,790
Xylem, Inc.	4,726	522,932
		28,732,666
Retailing — 4.6%
AutoNation, Inc. (b)	1,459	149,518
Best Buy Company, Inc.	6,083	707,270
Booking Holdings, Inc. (b)	1,067	2,631,307
Buckle, Inc. (The)	702	29,442
CarMax, Inc. (b)	4,260	567,602
Foot Locker, Inc.	2,529	149,161
GameStop Corporation, Class A (b)	1,531	265,766
Gap, Inc. (The)	5,714	189,133
Home Depot, Inc. (The)	28,007	9,065,026
Kohl’s Corporation	4,152	243,556
LKQ Corporation (b)	7,631	356,444
Lowe’s Companies, Inc.	19,077	3,743,861
Nordstrom, Inc.	2,934	107,619
ODP Corporation (The) (b)	1,322	53,449
Pool Corporation	1,034	436,886
Signet Jewelers Ltd. (b)	1,290	77,078
Target Corporation	13,033	2,701,220
Tractor Supply Company	3,050	575,230
Ulta Beauty, Inc. (b)	1,393	458,785
		22,508,353
Diversified Financials — 4.6%
Ally Financial, Inc.	9,791	503,747
American Express Company	17,807	2,730,703
Ameriprise Financial, Inc.	3,060	790,704
Bank of New York Mellon Corporation (The)	20,765	1,035,758

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Diversified Financials — (continued)
BlackRock, Inc.	3,962	$3,246,067
Charles Schwab Corporation (The)	39,789	2,801,146
CME Group, Inc.	9,341	1,886,788
Equitable Holdings, Inc.	10,301	352,603
FactSet Research Systems, Inc.	995	334,539
Franklin Resources, Inc.	7,882	236,460
Intercontinental Exchange, Inc.	14,588	1,717,153
Invesco Ltd.	10,214	275,778
Moody’s Corporation	4,391	1,434,584
Northern Trust Corporation	5,151	586,184
S&P Global, Inc.	6,253	2,441,109
State Street Corporation	9,199	772,256
T. Rowe Price Group, Inc.	5,885	1,054,592
Voya Financial, Inc.	3,357	227,672
		22,427,843
Healthcare Equipment & Services — 4.1%
ABIOMED, Inc. (b)	1,171	375,575
Align Technology, Inc. (b)	1,950	1,161,283
AmerisourceBergen Corporation	3,976	480,301
Becton, Dickinson and Company	7,547	1,877,769
Cardinal Health, Inc.	7,661	462,265
Centene Corporation (b)	15,100	932,274
Cerner Corporation	8,013	601,376
Cigna Corporation	9,401	2,340,943
Cooper Cos., Inc. (The)	1,377	565,795
DaVita, Inc. (b)	2,061	240,168
DENTSPLY SIRONA, Inc.	5,681	383,524
DexCom, Inc. (b)	2,501	965,636
Edwards Lifesciences Corporation (b)	16,232	1,550,481
HCA Healthcare, Inc.	7,062	1,419,886
Henry Schein, Inc. (b)	3,755	272,237
Hologic, Inc. (b)	6,681	437,940
Humana, Inc.	3,445	1,533,852
IDEXX Laboratories, Inc. (b)	2,223	1,220,405
Laboratory Corporation of America Holdings (b)	2,542	675,842
MEDNAX, Inc. (b)	2,055	54,088
Patterson Companies, Inc.	2,118	68,072
Quest Diagnostics, Inc.	3,507	462,503
ResMed, Inc.	3,771	708,835

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Select Medical Holdings Corporation (b)	2,676	$100,939
Teladoc Health, Inc. (b)	3,021	520,669
West Pharmaceutical Services, Inc.	1,925	632,401
		20,045,059
Food & Beverage — 4.1%
Archer-Daniels-Midland Company	14,558	919,046
Bunge Ltd.	3,691	311,594
Campbell Soup Company	4,780	228,245
Coca-Cola Company (The)	106,244	5,735,051
Conagra Brands, Inc.	12,788	474,307
Darling Ingredients, Inc. (b)	4,255	295,510
General Mills, Inc.	15,924	969,135
Hormel Foods Corporation	7,654	353,615
Ingredion, Inc.	1,707	159,451
JM Smucker Company (The)	2,973	389,433
Kellogg Company	6,710	418,838
Keurig Dr Pepper, Inc.	14,627	524,378
Kraft Heinz Company (The)	17,540	724,227
Lamb Weston Holdings, Inc.	3,856	310,408
McCormick & Company, Inc.	6,450	582,822
Mondelez International, Inc., Class A	37,194	2,261,767
PepsiCo, Inc.	35,932	5,179,957
		19,837,784
Renewable Energy & Energy Efficiency — 3.2%
Acuity Brands, Inc.	934	173,276
Itron, Inc. (b)	981	88,231
Johnson Controls International, PLC	18,878	1,176,855
Ormat Technologies, Inc.	1,123	81,305
Tesla, Inc. (b)	19,733	13,999,379
		15,519,046
Materials — 3.2%
Air Products & Chemicals, Inc.	5,750	1,658,760
Albemarle Corporation	2,959	497,615

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Materials — (continued)
Amcor PLC (a)	41,125	$483,219
Avery Dennison Corporation	2,174	465,606
Axalta Coating Systems Ltd. (b)	5,395	172,047
Ball Corporation	8,535	799,217
Compass Minerals International, Inc.	835	56,713
Domtar Corporation	1,357	53,493
Ecolab, Inc.	6,689	1,499,139
H.B. Fuller Company	1,275	85,195
International Flavors & Fragrances, Inc.	5,831	828,993
Linde PLC (a)	13,643	3,899,715
Minerals Technologies, Inc.	830	64,856
Mosaic Company (The)	9,451	332,486
Newmont Corporation	20,934	1,306,491
PPG Industries, Inc.	6,171	1,056,722
Schnitzer Steel Industries, Inc., Class A	666	31,442
Sealed Air Corporation	3,947	194,982
Sherwin-Williams Company (The)	6,375	1,745,921
Sonoco Products Company	2,560	167,578
		15,400,190
Real Estate — 3.1%
American Tower Corporation	11,551	2,942,848
AvalonBay Communities, Inc.	3,658	702,336
Boston Properties, Inc.	3,805	416,077
CBRE Group, Inc., Class A (b)	8,765	746,778
Corporate Office Properties Trust	2,759	77,362
Digital Realty Trust, Inc.	7,293	1,125,383
Duke Realty Corporation	9,687	450,639
Equinix, Inc.	2,318	1,670,722
Equity Residential	9,744	723,297
Federal Realty Investment Trust	1,827	206,159
Healthpeak Properties, Inc.	14,010	481,103
Host Hotels & Resorts, Inc.	18,495	335,869
Iron Mountain, Inc.	7,540	302,505
Jones Lang LaSalle, Inc. (b)	1,354	254,430
Macerich Company (The)	2,614	36,047
PotlatchDeltic Corporation	1,739	103,227
Prologis, Inc.	19,235	2,241,455

	SHARES	VALUE
Real Estate — (continued)
Realogy Holdings Corporation (b)	2,839	$49,058
SBA Communications Corporation, Class A	2,894	867,390
Simon Property Group, Inc.	8,561	1,042,216
UDR, Inc.	7,574	351,812
		15,126,713
Household &Personal Products — 2.9%
Clorox Company (The)	3,287	599,878
Colgate-Palmolive Company	21,202	1,711,001
Estee Lauder Companies, Inc. (The), Class A	5,895	1,849,851
Kimberly-Clark Corporation	8,867	1,182,148
Procter & Gamble Company (The)	64,483	8,603,322
		13,946,200
Technology Hardware & Equipment — 2.9%
Cisco Systems, Inc.	109,898	5,594,907
Cognex Corporation	4,554	392,190
CommScope Holding Company, Inc. (b)	5,179	85,195
Corning, Inc.	19,869	878,409
Dell Technologies, Inc., Class C (b)	6,480	637,178
F5 Networks, Inc. (b)	1,584	295,828
Flex Ltd. (b)	13,177	229,280
Hewlett Packard Enterprise Company	33,773	541,043
HP, Inc.	35,862	1,223,253
Keysight Technologies, Inc. (b)	4,827	696,777
Motorola Solutions, Inc.	4,422	832,663
Plantronics, Inc. (b)	947	37,871
TE Connectivity Ltd. (a)	8,630	1,160,476
Trimble, Inc. (b)	6,504	533,328
Xerox Holdings Corporation	4,287	103,488

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Technology Hardware & Equipment — (continued)
Zebra Technologies Corporation, Class A (b)	1,389	$677,471
		13,919,357
Consumer Services — 2.5%
Aramark	6,049	235,125
Choice Hotels International, Inc.	939	106,858
Darden Restaurants, Inc.	3,416	501,196
Domino’s Pizza, Inc.	1,023	432,054
Hilton Worldwide Holdings, Inc. (b)	7,225	929,857
Jack in the Box, Inc.	523	63,100
Marriott International, Inc., Class A (b)	7,189	1,067,710
McDonald’s Corporation	19,376	4,574,286
Royal Caribbean Cruises Ltd.	5,956	517,874
Starbucks Corporation	30,535	3,495,952
Vail Resorts, Inc.	1,049	341,093
		12,265,105
Transportation — 2.5%
AMERCO	253	150,947
ArcBest Corporation	622	45,257
Avis Budget Group, Inc. (b)	1,493	133,788
C.H. Robinson Worldwide, Inc.	3,548	344,440
CSX Corporation	19,890	2,003,917
Delta Air Lines, Inc. (b)	4,180	196,126
Echo Global Logistics, Inc. (b)	657	21,484
Expeditors International of Washington, Inc.	4,401	483,494
Kansas City Southern	2,431	710,362
Ryder System, Inc.	1,384	110,499
Southwest Airlines Company	3,832	240,573
Union Pacific Corporation	17,517	3,890,350
United Parcel Service, Inc., Class B	18,599	3,791,592
		12,122,829
Insurance — 2.4%
Allstate Corporation (The)	7,915	1,003,622
Arthur J. Gallagher & Company	5,000	724,750

	SHARES	VALUE
Insurance — (continued)
Chubb Ltd. (a)	11,755	$2,017,041
Hartford Financial Services Group, Inc. (The)	9,299	613,362
Lincoln National Corporation	5,085	326,101
Loews Corporation	6,525	363,769
Marsh & McLennan Companies, Inc.	13,163	1,786,219
Principal Financial Group, Inc.	7,224	461,397
Progressive Corporation (The)	15,208	1,532,054
Prudential Financial, Inc.	10,354	1,039,127
Travelers Companies, Inc. (The)	6,611	1,022,457
Willis Towers Watson PLC (a)	3,352	867,699
		11,757,598
Banks — 2.0%
Bank of Hawaii Corporation	1,041	94,616
Cathay General Bancorp	1,989	80,515
CIT Group, Inc.	2,521	134,344
Citizens Financial Group, Inc.	11,105	513,939
Comerica, Inc.	3,685	276,965
First Republic Bank	4,547	833,192
Heartland Financial USA, Inc.	808	40,618
Huntington Bancshares, Inc.	26,181	401,093
International Bancshares Corporation	1,353	64,119
KeyCorp	25,385	552,378
M&T Bank Corporation	3,369	531,258
New York Community Bancorp, Inc.	11,788	140,984
Old National Bancorp	4,311	81,478
People’s United Financial, Inc.	10,799	195,786
PNC Financial Services Group, Inc. (The)	11,051	2,065,984
Regions Financial Corporation	24,962	544,172
SVB Financial Group (b)	1,354	774,258
Truist Financial Corporation	35,153	2,084,924
Umpqua Holdings Corporation	5,704	106,322
Zions Bancorp NA	4,352	242,842
		9,759,787
Consumer Durables & Apparel — 1.8%
Callaway Golf Company	2,170	62,821

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Consumer Durables & Apparel — (continued)
Capri Holdings Ltd. (a)(b)	3,647	$200,877
Columbia Sportswear Company	780	85,028
Deckers Outdoor Corporation (b)	745	251,959
Ethan Allen Interiors, Inc.	540	15,503
Garmin Ltd. (a)	3,752	514,924
Hanesbrands, Inc.	8,852	186,423
Hasbro, Inc.	3,424	340,517
La-Z-Boy, Inc.	1,142	50,773
Mattel, Inc. (b)	8,839	189,685
Meritage Homes Corporation (b)	976	103,837
Mohawk Industries, Inc. (b)	1,590	326,745
Newell Brands, Inc.	10,587	285,426
NIKE, Inc., Class B	32,658	4,331,104
PVH Corporation	1,889	213,797
Under Armour, Inc., Class A (b)	4,821	117,198
Under Armour, Inc., Class C (b)	4,998	99,510
VF Corporation	8,668	759,837
Whirlpool Corporation	1,619	382,813
Wolverine World Wide, Inc.	2,029	84,650
		8,603,427
Telecommunication Services — 1.4%
Lumen Technologies Inc.	24,476	314,027
Verizon Communications, Inc.	107,674	6,222,481
		6,536,508
Commercial & Professional Services — 0.7%
ACCO Brands Corporation	2,208	18,945
ASGN, Inc. (b)	1,344	141,362
Copart, Inc. (b)	5,562	692,524
Deluxe Corporation	1,015	44,680
Exponent, Inc.	1,317	126,866
Heidrick & Struggles International, Inc.	506	21,404
HNI Corporation	1,054	44,626
ICF International, Inc.	464	42,252
IHS Markit, Ltd. (a)	9,869	1,061,707
Interface, Inc.	1,302	16,718
Kelly Services, Inc., Class A (b)	787	19,714
Knoll, Inc.	1,272	30,401
ManpowerGroup, Inc.	1,485	179,522

	SHARES	VALUE
Commercial & Professional Services — (continued)
Resources Connection, Inc.	760	$10,723
Robert Half International, Inc.	3,003	263,093
Steelcase, Inc., Class A	2,064	28,483
Tetra Tech, Inc.	1,368	174,598
TransUnion	4,952	517,930
TrueBlue, Inc. (b)	889	25,159
		3,460,707
Food & Staples Retailing — 0.4%
Kroger Co. (The)	20,178	737,304
Sysco Corporation	12,622	1,069,462
		1,806,766
Automobiles & Components — 0.4%
Aptiv PLC (a)(b)	7,059	1,015,719
Autoliv, Inc. (a)(b)	2,114	212,795
BorgWarner, Inc.	6,463	313,973
Harley-Davidson, Inc.	3,900	188,643
		1,731,130
Utilities — 0.2%
American Water Works Company, Inc.	4,706	734,089
Essential Utilities, Inc.	6,102	287,587
		1,021,676
Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,004	82,184
United Natural Foods, Inc. (b)	1,501	55,327
		137,511
Total Common Stocks
(Cost $224,148,789)		482,345,348

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	concluded

VALUE
SHORT-TERM INVESTMENTS — 0.4%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,908,240)	$1,908,240
Total Short-term Investments
(Cost $1,908,240)	1,908,240
TOTAL INVESTMENTS — 99.9%
(Cost $226,057,029)	484,253,588
Other Assets Less Liabilities — 0.1%	503,945
NET ASSETS — 100.0%	$484,757,533

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS

April 30, 2021

(unaudited)

COMMON STOCKS — 98.7%
	SHARES	VALUE
Japan — 22.0%
Aeon Company, Ltd.	19,200	$523,947
Ajinomoto Company, Inc.	13,600	271,979
Asahi Kasei Corporation	36,300	382,402
Astellas Pharma, Inc.	54,500	820,283
Daifuku Co., Ltd.	3,000	296,527
Dai-ichi Life Holdings, Inc.	31,700	572,409
Daiichi Sankyo Company Ltd.	49,800	1,271,913
Daikin Industries Ltd.	7,300	1,472,518
Daiwa House Industry Company, Ltd.	16,500	489,262
Denso Corporation	12,600	814,628
Eisai Company, Ltd.	7,300	476,120
Fujitsu Ltd.	5,700	905,491
Hankyu Hanshin Holdings, Inc.	6,700	211,312
Hitachi Metals Ltd. (a)	6,300	122,145
Honda Motor Company, Ltd.	47,700	1,422,406
Kansai Paint Company Ltd.	5,200	130,931
Kao Corp.	14,000	900,110
KDDI Corp.	47,200	1,426,830
Keio Corporation	3,000	195,294
Kikkoman Corporation	4,300	264,253
Kobe Bussan Company Ltd.	3,700	98,843
Komatsu Ltd.	25,700	755,699
Kyushu Railway Company	4,200	94,287
Mitsui Chemicals, Inc.	5,400	169,992
Miura Company Ltd.	2,600	136,395
MS&AD Insurance Group Holdings, Inc.	13,200	374,492
Murata Manufacturing Company, Ltd.	16,800	1,335,725
NGK Insulators Ltd.	7,600	138,901
Nintendo Company, Ltd.	3,300	1,893,056
Nippon Paint Holdings Company Ltd.	21,700	309,959
Nippon Yusen KK	4,500	176,865
Nitto Denko Corporation	4,600	380,670
Nomura Real Estate Master Fund, Inc.	123	194,347
Nomura Research Institute Ltd.	9,400	288,477
Odakyu Electric Railway Company Ltd.	8,600	232,922
Omron Corporation	5,400	408,920

	SHARES	VALUE
Japan — (continued)
Panasonic Corporation	64,300	$755,011
Rakuten, Inc.	25,000	317,804
Resona Holdings, Inc.	62,200	256,055
SCSK Corporation	1,600	92,851
Sekisui Chemical Company, Ltd.	10,400	181,328
Sekisui House Ltd.	18,000	364,547
SG Holdings Company Ltd.	9,400	213,466
Shimizu Corporation	16,300	133,564
Shionogi & Company Ltd.	7,700	405,938
Sompo Holdings, Inc.	9,800	364,218
Sony Corporation	36,900	3,689,223
Stanley Electric Company Ltd.	3,800	108,780
Sumitomo Chemical Company, Ltd.	43,800	223,564
Sumitomo Metal Mining Company, Ltd.	6,800	287,901
Sumitomo Mitsui Trust Holdings, Inc.	9,800	334,010
Suntory Beverage & Food Ltd.	4,200	141,772
Sysmex Corporation	4,900	489,429
Teijin Ltd.	5,100	83,969
Tokyo Century Corporation	1,200	74,186
Tokyo Electron Ltd.	4,400	1,998,427
Tokyu Corp.	14,300	183,909
Toray Industries, Inc.	40,600	252,460
West Japan Railway Company	4,800	265,372
Yamaha Corporation	3,900	212,845
Yaskawa Electric Corporation	6,900	318,055
Yokogawa Electric Corporation	6,600	119,810
		31,828,804
Germany — 12.2%
adidas AG (a)	5,574	1,721,536
Allianz SE	12,063	3,131,661
Beiersdorf AG	2,939	331,716
Deutsche Boerse AG	5,564	958,788
Henkel AG & Company KGaA	3,091	307,089
Henkel AG & Company KGaA (b)	5,180	595,006
Merck KGaA	3,797	667,053
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,099	1,184,304

1

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Germany — (continued)
SAP SE	30,536	$4,275,539
Sartorius AG (b)	1,033	582,822
Siemens AG	22,374	3,732,647
Telefonica Deutschland Holding AG	30,333	88,151
		17,576,312
Canada — 10.6%
Agnico Eagle Mines Ltd.	7,101	443,784
Bank of Montreal	18,841	1,778,184
Bank of Nova Scotia (The)	35,522	2,261,883
BlackBerry Ltd. (a)	15,347	135,716
Canadian National Railway Company	20,782	2,237,294
CGI, Inc. (a)	6,686	591,525
FirstService Corporation	1,135	184,359
Gildan Activewear, Inc.	5,696	197,683
Intact Financial Corporation	4,158	552,664
Magna International, Inc.	8,358	789,291
Metro, Inc.	7,270	333,100
Open Text Corporation	7,901	372,039
Ritchie Bros Auctioneers, Inc.	3,147	200,182
Rogers Communications, Inc., Class B	10,473	515,811
Shopify, Inc. (a)	3,218	3,798,402
Wheaton Precious Metals Corporation	13,212	548,064
WSP Global, Inc.	3,307	343,372
		15,283,353
Switzerland — 8.7%
Alcon, Inc. (a)	14,391	1,080,860
Coca-Cola HBC AG	5,844	201,976
Givaudan SA	270	1,131,285
Kuehne + Nagel International AG	1,574	470,592
Lonza Group AG (a)	2,178	1,384,510
Roche Holding AG	20,426	6,661,694
Sonova Holding AG (a)	1,597	472,846
Swiss Re AG	8,324	772,767

	SHARES	VALUE
Switzerland — (continued)
Swisscom AG	753	$408,818
		12,585,348
United Kingdom — 8.5%
Associated British Foods PLC (a)	10,411	332,179
Barratt Developments PLC	30,110	321,035
Berkeley Group Holdings PLC	3,667	234,349
British Land Company PLC (The)	26,358	188,881
Burberry Group PLC (a)	11,790	335,576
Coca-Cola European Partners PLC	5,984	340,011
Compass Group PLC (a)	52,259	1,136,837
Croda International PLC	4,077	380,867
Informa PLC (a)	43,670	339,445
InterContinental Hotels Group PLC (a)	5,050	358,862
J Sainsbury PLC	51,757	169,995
JD Sports Fashion PLC (a)	15,034	190,696
Kingfisher PLC (a)	61,544	303,819
Mondi PLC	14,175	384,755
RELX PLC	56,534	1,466,777
Schroders PLC	3,608	179,760
Segro PLC	34,707	482,159
Taylor Wimpey PLC	106,362	263,841
Unilever PLC	76,900	4,504,496
Whitbread PLC (a)	5,856	262,539
Wm Morrison Supermarkets PLC	69,216	166,229
		12,343,108
France — 8.2%
Accor SA (a)	5,334	214,773
Amundi SA (a)(c)	1,755	156,398
AXA SA	56,576	1,597,942
Carrefour SA	17,912	346,892
Cie Generale des Etablissements Michelin SCA	4,957	717,258
CNP Assurances	5,037	88,098
Danone SA	18,086	1,276,642
Gecina SA	1,371	200,677
Getlink SE (a)	12,857	204,516

2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
France — (continued)
L’Oreal SA	7,364	$3,015,246
Natixis SA (a)	27,102	132,336
Orange SA	58,182	724,533
Schneider Electric SE	15,737	2,510,852
SEB SA	730	132,940
Unibail-Rodamco-Westfield (a)	4,039	332,608
Valeo SA	6,762	219,122
		11,870,833
Netherlands — 6.9%
Akzo Nobel NV	5,677	681,611
ASML Holding NV	11,783	7,648,599
Koninklijke DSM NV	5,052	905,796
Wolters Kluwer NV	7,845	709,566
		9,945,572
Denmark — 4.6%
Coloplast A/S, Class B	3,453	571,953
GN Store Nord A/S	3,726	336,038
H Lundbeck A/S	1,973	60,755
Novo Nordisk A/S, Class B	50,361	3,715,004
Novozymes A/S	6,045	428,727
Pandora A/S	2,920	330,687
Vestas Wind Systems A/S	28,855	1,204,507
		6,647,671
Australia — 4.3%
ASX Ltd.	5,639	316,852
BlueScope Steel Ltd.	14,653	242,240
Brambles Ltd.	43,033	344,738
Coca-Cola Amatil Ltd. (d)	14,610	149,690
Cochlear Ltd.	1,915	327,812
Coles Group Ltd.	38,849	487,859
Dexus	31,718	248,982
Evolution Mining Ltd.	47,184	167,072
Goodman Group	48,804	711,694
GPT Group (The)	57,281	203,879
Insurance Australia Group Ltd.	71,155	268,099
Lendlease Group	20,486	200,186
Mirvac Group	114,628	237,512
Newcrest Mining Ltd.	23,762	485,654
Ramsay Health Care Ltd.	5,436	281,801

	SHARES	VALUE
Australia — (continued)
SEEK Ltd. (a)	9,717	$231,579
Stockland	70,066	252,499
Sydney Airport (a)	39,666	188,637
Transurban Group	79,642	868,448
		6,215,233
Sweden — 2.3%
Boliden AB	8,004	311,334
Electrolux AB	6,618	185,744
Essity AB, Class B	17,890	583,891
Husqvarna AB B Shares	12,036	167,607
ICA Gruppen AB	2,943	135,651
Skandinaviska Enskilda Banken AB, Class A	47,383	607,122
Svenska Cellulosa AB SCA, Class B	17,677	309,547
Svenska Handelsbanken AB A Shares	45,318	524,791
Tele2 AB B Shares	14,965	193,291
Telia Company AB	71,432	296,000
		3,314,978
Hong Kong — 2.3%
BOC Hong Kong Holdings Ltd.	107,500	377,994
Hang Seng Bank Ltd.	22,117	432,983
Hong Kong Exchanges & Clearing Ltd.	35,220	2,124,141
MTR Corporation Ltd.	45,167	251,553
Swire Properties Ltd.	35,000	104,445
		3,291,116
Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA (a)	194,445	1,088,780
Industria de Diseno Textil SA	31,928	1,135,985
		2,224,765
Ireland — 1.2%
CRH PLC (e)	51	2,414
CRH PLC (f)	22,981	1,084,306

3

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	continued

	SHARES	VALUE
Ireland — (continued)
Kerry Group PLC, Class A	4,628	$599,871
		1,686,591
Singapore — 1.2%
CapitaLand Ltd.	77,711	216,625
City Developments Ltd.	12,800	75,715
DBS Group Holdings Ltd.	52,695	1,180,906
Singapore Exchange Ltd.	23,500	184,085
		1,657,331
Italy — 0.9%
Intesa Sanpaolo SpA (a)	483,602	1,348,190
Jersey — 0.9%
Ferguson PLC	6,616	834,436
WPP PLC	36,204	488,096
		1,322,532
Belgium — 0.6%
KBC Group NV (a)	7,278	564,672
Umicore SA	5,755	349,677
		914,349
Norway — 0.6%
Mowi ASA	12,892	318,047
Orkla ASA	21,865	222,872
Telenor ASA	20,777	370,142
		911,061
New Zealand — 0.6%
Auckland International Airport Ltd. (a)	36,846	199,270
Fisher & Paykel Healthcare Corporation Ltd.	16,731	431,216
Meridian Energy Ltd.	37,194	141,789

	SHARES	VALUE
New Zealand — (continued)
Ryman Healthcare Ltd.	11,633	$117,612
		889,887
Finland — 0.3%
Elisa Oyj	4,133	234,282
Orion Oyj, Class B	3,110	137,703
		371,985
Austria — 0.2%
Erste Group Bank AG (a)	8,313	295,453
Portugal — 0.1%
Jeronimo Martins SGPS SA	7,440	135,866
Total Common Stocks
(Cost $112,473,891)		142,660,338

SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary Account, 0.01% (g) (Cost $736,274)		736,274
Total Short-term Investments
(Cost $736,274)		736,274
TOTAL INVESTMENTS — 99.2%
(Cost $113,210,165)		143,396,612
Other Assets Less Liabilities — 0.8%		1,152,645
NET ASSETS — 100.0%		$144,549,257

4

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS
April 30, 2021
(unaudited)	concluded

(a)	Non-income producing security.
(b)	Preference shares.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $156,398.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.1% of Net Assets. The total value of these securities is $149,690.
(e)	Shares of this security are traded on the London Stock Exchange.
(f)	Shares of this security are traded on the Irish Stock Exchange.
(g)	The rate quoted is the annualized seven-day yield of the fund at the period end.

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